Consolidated Statement of Member's Equity - USD ($) $ in Thousands	Total	Cheniere CCH Holdco I, LLC [Member]
Members' equity, beginning of period at Dec. 31, 2013	$ (1,492)	$ (1,492)
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	105,627	105,627
Distribution to affiliate	0
Net loss	(38,603)	(38,603)
Members' equity, end of period at Dec. 31, 2014	65,532	65,532
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	1,560,915	1,560,915
Distribution to affiliate	0
Net loss	(227,097)	(227,097)
Members' equity, end of period at Dec. 31, 2015	1,399,350	1,399,350
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	91	91
Noncash capital contribution from affiliate	143	143
Distribution to affiliate	(288)	(288)
Net loss	(85,487)	(85,487)
Members' equity, end of period at Dec. 31, 2016	1,313,809	1,313,809
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	254,120	254,120
Net loss	(79,092)	(79,092)
Members' equity, end of period at Sep. 30, 2017	$ 1,488,837	$ 1,488,837